Financial Liability (Details)			6 Months Ended
	Jan. 30, 2024 USD ($) $ / shares shares	Aug. 25, 2022 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 08, 2025 shares	Jan. 31, 2024
Financial Liability [Member]
Total consideration (in Dollars) | $	$ 2,949,857
Exercise price (in Dollars per share) | $ / shares		$ 5.16	$ 1.42
Warrant term	5 years	5 years
Number of common warrants exercised			242,100
Warrants exercised shares			18,299
Adjustments for fair value gains (in Dollars) | $			$ 2,808,584	$ 1,259,897
Offering price per share (in Dollars per share) | $ / shares	$ 1.5499
Pre-funded warrants	1,416,354
Number of exercisable remaining per warrant (in Dollars per share) | $ / shares	$ 0.0001
American Depositary Shares [Member]
Financial Liability [Member]
Issuance shares	486,871	3,220,338
Par value per share (in Dollars per share) | $ / shares
Tradable common warrants		3,220,338
Total consideration (in Dollars) | $		$ 13,299,996
Exercise price (in Dollars per share) | $ / shares	$ 1.55
Warrant maturity date						Jan. 30, 2029
Offering price per share (in Dollars per share) | $ / shares	$ 1.55
Pre- funded warrants exercised	1
Aggregate purchase warrants	1,903,225
Warrants [Member]
Financial Liability [Member]
Warrant maturity date		Aug. 25, 2027
Granted shares		161,017
Adjustments for fair value gains (in Dollars) | $				$ 1,257,251
Warrants [Member] | American Depositary Shares [Member]
Financial Liability [Member]
Number of warrants exercise shares		1
Common Warrants [Member] | American Depositary Shares [Member]
Financial Liability [Member]
Common warrants exercised		1
Exercise price (in Dollars per share) | $ / shares		$ 5
Warrant maturity date		Aug. 24, 2027
Placement Agent Warrants [Member]
Financial Liability [Member]
Exercise price (in Dollars per share) | $ / shares	$ 1.55
Warrant term	5 years
Granted shares	95,161
Placement Agent Warrants [Member] | American Depositary Shares [Member]
Financial Liability [Member]
Warrant maturity date	Jan. 30, 2029
Number of warrants exercise shares	1
Ordinary Shares [Member]
Financial Liability [Member]
Issuance shares		275			275
Ordinary Shares [Member] | American Depositary Shares [Member]
Financial Liability [Member]
Issuance shares		275
Common Warrants [Member]
Financial Liability [Member]
Issuance shares			56,356
Warrants were exercised			242,100
Shares issued (in Dollars) | $			$ 1,210,500
Common Warrants [Member] | American Depositary Shares [Member]
Financial Liability [Member]
Par value per share (in Dollars per share) | $ / shares